Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.88%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,578	$158,226
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		3,203	154,577
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		2,674	77,305
Vanguard Short-Term Treasury ETF (a)............................................................................		2,676	154,646
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $559,619)			544,754
		Notional
PURCHASED OPTIONS - 119.38% (b)(c)	Contracts	Amount

CALL OPTIONS - 100.21%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $421.01.......................................	29	$ 1,039,824	8,539
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.42..........................................	38	1,362,528	1,360,279
PUT OPTIONS - 19.17%			1,368,818

iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $111.55...................	136	1,393,320	150,596
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price
$108.15................................................................................................................	140	1,434,300	108,888
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $168.83.......................................	38	1,362,528	2,447
TOTAL PURCHASED OPTIONS (Cost $1,739,819)			261,931
			1,630,749
Total Investments (Cost $2,299,438) - 159.26%............................................................			2,175,503
Liabilities in Excess of Other Assets - (59.26)%.............................................................			(809,435)
....................................................................................TOTAL NET ASSETS - 100.00%			$1,366,068

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $544,754.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	2/10/2023	$168.83	38	$(1,362,528)	$(728,893)
PUT OPTIONS					(728,893)

iShares 20+ Year Treasury Bond ETF...............	2/10/2023	$117.42	136	(1,393,320)	(214,680)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	2/10/2023	$113.84	140	(1,434,300)	(172,382)
S&P 500® Mini Index...................................	2/10/2023	$378.91	38	(1,362,528)	(114,400)
TOTAL OPTIONS WRITTEN (Premiums Received $1,127,401)					(501,462)
					$(1,230,355)